Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41814
Entity Registrant Name	LEAD REAL ESTATE CO., LTD
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	16-11 Nampeidai-cho, 6F, Shibuya-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	150-0036
Entity Address, Country	JP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,641,900
Entity Central Index Key	0001888980
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
ADR
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	LRE
Security Exchange Name	NASDAQ
Business Contact
Entity Addresses [Line Items]
Entity Address State Or Province	MO
Entity Address, Address Line One	16-11 Nampeidai-cho, 6F, Shibuya-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	150-0036
Contact Personnel Name	Eiji Nagahara
City Area Code	81 3
Local Phone Number	5784-5127
Contact Personnel Email Address	nagahara@lead-real.co.jp